Derivative Liability - Schedule of Fair Value of Equity Classified Warrants (Detail) - $ / shares		12 Months Ended
	May 03, 2016	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Dividend yield		0.00%
Placement Agent Warrants
Class of Warrant or Right [Line Items]
Dividend yield	0.00%		0.00%
Expected volatility	80.00%	69.00%	67.00%
Risk-free rate of return	1.22%	2.20%	1.93%
Expected term (years)	5 years	3 years 3 months 18 days	4 years 3 months 18 days
Fair Value per share	$ 25.6	$ 0.09	$ 21.36